BINGHAM DANA

Bingham Dana LLP
150 Federal Street
Boston, MA
02110-1726
T 617.951.8000
F 617.951.8736
www.bingham.com
                               September 27, 2001


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Citizens Funds - Citizens Value Fund
            File Nos. 2-80886 and 811-3626

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Citizens Funds, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 53 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on September 24, 2001, is the most recent amendment to Trust's registration statement on Form N-1A.

         Please call the undersigned at (617) 951-8383 with any questions relating to this filing.


                                                Sincerely,

                                                Jennifer H. Hurford